Note 5 - Vessels, Net (Details)					2 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 21, 2015 USD ($)	Dec. 31, 2014 USD ($)	May. 26, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Vessels, Net (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment							$ 21,323,935	$ 5,978,062
Number of Vessels Disposed or Sold					3
Proceeds from Sale of Property, Plant, and Equipment						$ 7,345,342		7,322,818
Sales Commission Percentage	4.00%				4.00%	4.00%
Gain (Loss) on Disposition of Property Plant Equipment						$ 461,586		$ (1,935,019)
Disposal Group, Including Discontinued Operation, Liabilities, Current	$ 1,122,208				$ 1,122,208	$ 1,122,208
Earnings Per Share, Basic and Diluted (in Dollars per share) | $ / shares						$ (2.45)	$ (3.53)	$ (22.76)
Impairment loss						$ 1,641,885	$ 3,500,000	$ 78,207,462
Payable to Manager [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Sales Commission Percentage	1.00%				1.00%	1.00%
M/V Eirini P [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Number of Vessels Acquired				1
Payments to Acquire Property, Plant, and Equipment				$ 21,323,935
Tiger Bridge [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 2,728,440
Gain (Loss) on Disposition of Property Plant Equipment					535,169
Marinos [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					2,090,010
Gain (Loss) on Disposition of Property Plant Equipment					(280,373)
Despina P [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					2,526,892
Gain (Loss) on Disposition of Property Plant Equipment					206,790
M/V Aristides [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 2,805,521				2,805,521	$ 2,805,521
Disposal Group, Including Discontinued Operation, Liabilities, Current	1,122,208				1,122,208	$ 1,122,208
Earnings Per Share, Basic and Diluted (in Dollars per share) | $ / shares						$ 0.26	$ (0.64)
Impairment loss	1,600,000	$ 1,641,885	$ 3,500,000			$ 1,640,000	$ 3,500,000
Vessels [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant, and Equipment, Pledged as Collateral	$ 82,580,000		$ 111,150,000		$ 82,580,000	$ 82,580,000	111,150,000
Vessels [Member] | Service Life [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Depreciation, Depletion and Amortization							$ 2,500,000
Earnings Per Share, Basic and Diluted (in Dollars per share) | $ / shares						$ (380,000)	$ (0.46)
Maximum [Member] | Containerships [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Disposal Group								22 years	24 years	30 years
Maximum [Member] | Mid-cycle Condition Containerships [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life								30 years
Minimum [Member] | Mid-cycle Condition Containerships [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life								25 years
Minimum [Member] | Vessels [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life						25 years